MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas
Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2019	2018	2017

North America	$21,995	$11,686	$14,446
Israel	12,737	10,446	6,363
Asia	2,499	3,093	4,372
South America	1,027	1,206	514
Europe	6,073	1,601	281
Australia	-	-	206

Total	$44,331	$28,032	$26,182

Schedule of Revenue from Major Customers
Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2019	2018	2017
	%

Customer A	12	7	7
Customer C	8	11	2
Customer E	3	11	5
Customer F	3	6	13
Customer G	6	4	35
Customer H	4	12	3
Customer I	4	12	-

Schedule of Long-Lived Assets by Geographic Area
Long-lived assets (property, plant and equipment) by geographic areas:

	December 31,
	2019	2018

Israel	$6,062	$3,915
China	-	319
USA	3,065	-

	$9,127	$4,234